Parent Entity Financial Information - Additional Information (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of financial position [abstract]
Contingent liabilities	$ 0	$ 0
Contractual commitments	$ 0	$ 0